Nature of Business and Basis of Presentation - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014 Segments
Partnership Organization And Basis Of Presentation [Line Items]
Number of reportable segments	1
Consolidated Assets [Member]
Partnership Organization And Basis Of Presentation [Line Items]
Concentration of risk, percentage	100.00%
Net Revenues [Member]
Partnership Organization And Basis Of Presentation [Line Items]
Concentration of risk, percentage	100.00%
Net Income [Member]
Partnership Organization And Basis Of Presentation [Line Items]
Concentration of risk, percentage	100.00%